Schedule H, line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, line 4i - Schedule of Assets (Held at End of Year)

VERTIV GROUP CORPORATION EMPLOYEE RETIREMENT SAVINGS PLAN
EIN 81-3496944, PN 001
Schedule H, line 4i - Schedule of Assets (Held at End of Year)
As of December 31, 2025
(a)	(b) Identity of Issue, borrower, lessor or similar party	‘(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost**	(e) Current Value
Common Stock
*	Vertiv Holdings Co	Common stock fund		$248,333,053
Mutual Funds
*	Baird Core Plus Bond Fund	Registered Investment Company	—	6,034,659
*	Fidelity Growth Strategies K6 Fund	Registered Investment Company	—	25,777,791
*	Dodge & Cox Stock Fund	Registered Investment Company	—	54,334,092
*	Vanguard Emerging Markets Stock Index Administrator	Registered Investment Company	—	4,878,971
*	Vanguard Extended Market Index Fund	Registered Investment Company	—	23,601,962
*	Vanguard Growth Index Fund	Registered Investment Company	—	57,212,572
*	Vanguard Institutional Index Fund Instl Plus Shares	Registered Investment Company	—	117,898,483
*	Vanguard Selected Value Fund	Registered Investment Company	—	30,838,492
*	Vanguard Short-Term Bond Index Fund	Registered Investment Company	—	9,984,333
*	Vanguard Total Bond Market Index Fund	Registered Investment Company	—	40,401,795
*	Vanguard Total International Stock Index Fund	Registered Investment Company	—	15,494,396
*	Vanguard Treasury Money Market Fund	Registered Investment Company	—	40,707,248
*	Vanguard U.S. Growth Fund	Registered Investment Company	—	101,279,705
*	Vanguard Value Index Fund	Registered Investment Company	—	20,502,909

Common Collective Trust Funds
*	Capital Group International Equity Trust	Common/Collective Trust	—	20,941,667
*	Vanguard Retirement Savings Trust	Common/Collective Trust	—	18,504,281
*	Vanguard Target Retirement 2020 Trust	Common/Collective Trust	—	33,058,099
*	Vanguard Target Retirement 2025 Trust	Common/Collective Trust	—	55,298,048
*	Vanguard Target Retirement 2030 Trust	Common/Collective Trust	—	91,673,553
*	Vanguard Target Retirement 2035 Trust	Common/Collective Trust	—	73,342,274
*	Vanguard Target Retirement 2040 Trust	Common/Collective Trust	—	75,655,860
*	Vanguard Target Retirement 2045 Trust	Common/Collective Trust	—	55,542,892
*	Vanguard Target Retirement 2050 Trust	Common/Collective Trust	—	35,900,958
*	Vanguard Target Retirement 2055 Trust	Common/Collective Trust	—	22,701,386
*	Vanguard Target Retirement 2060 Trust	Common/Collective Trust	—	17,778,983
*	Vanguard Target Retirement 2065 Trust	Common/Collective Trust	—	6,598,921
*	Vanguard Target Retirement 2070 Trust	Common/Collective Trust	—	1,199,006
*	Vanguard Target Retirement Income	Common/Collective Trust	—	20,692,236

*	Notes Receivable from Participants, Interest rates of 4.25% - 10%, maturing 2026 - 2046 ***	Participant loans	—	226,315
	Total assets held for investment purposes			$1,326,394,940

*	Party in Interest
**	Cost information omitted for participant-directed investments
***	Inclusive of outstanding deemed distributions